Condensed Consolidated Interim Balance Sheets - USD ($)	Jan. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Current
Cash and cash equivalents	$ 3,374,079	$ 9,004,716	$ 324,837
Amounts receivable	1,094,449	939,909	632,477
Interests receivable (Note 6)	63,000	27,000
Prepaids	869,614	227,843	99,014
Inventory (Note 5)	1,522,260	1,390,419	953,417
Total Current Assets	6,923,402	11,589,887	2,009,745
Convertible Loan Receivable (Note 6)	948,310	52,225	0
Investment in NMG Ohio LLC (Note 17)	3,573,314	3,465,902	77,600
Investment in and advances to GLDH (Note 18)	11,886,379	7,373,036	0
Other investments (Note 19)		255,980
Property and equipment (Note 7)	4,676,499	2,694,500	2,615,898
Brand and Licenses	8,172,000	8,172,000	8,172,000
Goodwill	2,635,721	2,635,721	2,635,721
TOTAL ASSETS	38,815,625	36,239,251	15,510,964
Current
Accounts payables	941,736	979,384	447,703
Accrued liabilities	95,070	95,234	95,481
Income taxes	239,358	239,358	239,358
Due to related parties (Note 8)	7,680	12,952	51,081
Lease liabilities (Note 20)	195,983
Notes payable (Note 9)			2,175,000
Total Current Liabilities	1,479,827	1,326,928	3,008,623
Lease Liabilities (Note 20)	905,715
Deferred Tax Liability	1,716,120	1,716,120	1,716,120
TOTAL LIABILITIES	4,101,662	3,043,048	4,724,743
STOCKHOLDERS' EQUITY
Capital Stock - Statement 3 (Note 11) Authorized: 900,000,000 Common Shares - Par Value $0.0001 Issued and Outstanding: 101,853,217 (31 July 2019 - 97,279,891 and 31 July 2018 - 47,774,817) CommonShares	10,185	9,728	4,778
Additional Paid-in Capital	45,285,374	41,765,408	16,918,082
Shares to be Issued (Notes 10, 11 and 14)	1,232,548	1,118,815	103,267
Equity Component of Convertible Debenture (Note 10)		88,797
Other Comprehensive Income	843,067	827,314	532,405
Deficit	(12,657,211)	(10,525,062)	(6,772,311)
TOTAL STOCKHOLDERS' EQUITY	34,713,963	33,196,203	10,786,221
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 38,815,625	$ 36,239,251	$ 15,510,964